Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023

Cash and other compensation	21.0	19.0	18.0	5.2	4.9	4.9	26.2	23.9	22.9

Post-employment benefits	2.5	2.4	2.1				2.5	2.4	2.1

Equity-based compensation	75.6	61.9	62.2	5.1	5.4	5.0	80.7	67.3	67.2

Total	99.1	83.3	82.3	10.3	10.3	9.9	109.4	93.6	92.2